Long-Term Debt	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
At 31 March 2020 and 2019, the Company held two forms of debt: an unsecured revolving credit facility and senior unsecured notes due 2025, 2026 and 2028. The effective weighted average interest rate on the Company’s total debt was 4.3% and 4.4% at 31 March 2020 and 31 March 2019, respectively. The weighted average term of the unsecured revolving credit facility and senior unsecured notes, including undrawn facilities, was 5.3 years and 6.3 years at 31 March 2020 and 2019, respectively.
Unsecured Revolving Credit Facility
In December 2015, James Hardie International Finance Designated Activity Company (“JHIF”) and James Hardie Building Products Inc. (“JHBP”), each a wholly-owned subsidiary of JHI plc, entered into a US$500.0 million unsecured revolving credit facility (the “Revolving Credit Facility”) with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. The Revolving Credit Facility was initially set to expire in December 2020, however, in December 2017, the Revolving Credit Facility was amended to, among other things, extend the maturity date to December 2022. The size of the Revolving Credit Facility may be increased by up to US$250.0 million through the exercise of an accordion option.
Debt issuance costs in connection with the Revolving Credit Facility are recorded as an offset to Long-Term Debt in the Company’s consolidated balance sheets and are being amortized as interest expense using the effective interest method over the stated term of 5 years. At 31 March 2020 and 2019, the Company’s debt issuance costs have an unamortized balance of US$1.9 million and US$2.6 million, respectively.
The amount drawn under the Revolving Credit Facility was US$130.0 million and US$150.0 million at 31 March 2020 and 2019, respectively. The effective weighted average interest rate on the Company’s total outstanding Revolving Credit Facility was 2.6% and 4.3% at 31 March 2020 and 2019, respectively.
Borrowings under the Revolving Credit Facility bear interest at per annum rates equal to, at the borrower’s option, either: (i) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%. The applicable margin is calculated based on a pricing grid that in each case is linked to the Company's consolidated net leverage ratio. For LIBOR Loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%. The Company also pays a commitment fee of between 0.20% and 0.35% on the actual daily amount of the unutilized revolving loans. The applicable commitment fee percentage is based on a pricing grid linked to the Company’s consolidated net leverage ratio.
In the event that JHIF’s or James Hardie International Group Limited's ("JHIGL"), as applicable, long-term senior unsecured non-credit enhanced rating from each of Standard & Poor’s Ratings Services (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”) is at least BBB- from S&P, and at least Baa3 from Moody’s, at JHIF’s election, for new borrowings under the Revolving Credit Facility, an alternate applicable rate may be applied with respect to the commitment fee of 0.25% per annum and an alternative margin may be applied with respect to: (a) LIBOR Loans, 1.50%; and (b) base rate loans, 0.50%.
The Revolving Credit Facility is guaranteed by each of JHIGL and James Hardie Technology Limited ("JHTL"), each of which are wholly-owned subsidiaries of JHI plc.
The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest, tax, depreciation and amortization to interest charges, excluding all income, expense and other profit and loss statement impacts of asbestos income, gains, losses and charges, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses. At 31 March 2020, the Company was in compliance with all covenants contained in the Revolving Credit Facility agreement.
2026 Senior Notes

In October 2018, JHIF completed the sale of €400.0 million (US$440.7 million, based on the exchange rate at 31 March 2020) aggregate principal amount of senior unsecured notes due 1 October 2026 (the “2026 Notes”). The 2026 Notes were issued at par and the proceeds from the offering were used to repay €400.0 million outstanding borrowings under a 364-day term loan facility (the "Term Loan Facility") which was used to complete the Fermacell acquisition. On 3 October 2018, JHIF repaid all €400.0 million aggregate principal amount and accrued interest of its Term Loan Facility following the completion of the sale of €400.0 million (US$458.8 million, based on the exchange rate at 3 October 2018) aggregate principal amount of 3.625% senior unsecured notes due 2026. In connection with this repayment, the Company recorded a loss on early debt extinguishment of US$1.0 million during the fiscal year ended 31 March 2019 associated with the unamortized portion of the deferred financing fees.
Debt issuance costs in connection with the 2026 Notes are recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheet and are being amortized as interest expense using the effective interest method over the stated term of 8 years. At 31 March 2020 and 2019, the Company’s debt issuance costs have an unamortized balance of US$5.0 million and US$5.7 million, respectively. Interest is payable semi-annually in arrears on 1 October and 1 April of each year at a rate of 3.625% with first payment made on 1 April 2019.
The 2026 Notes are guaranteed by JHIGL, JHBP and JHTL, each of which are wholly-owned subsidiaries of JHI plc.

The indenture governing the 2026 Notes contains covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2020, the Company was in compliance with all of its requirements under the indenture related to the 2026 Notes.
The Company’s 2026 Notes have an estimated fair value of US$395.7 million (based on EUR/USD exchange rate at 31 March 2020) based on the trading price observed in the market at or near the balance sheet date and are categorized as Level 1 within the fair value hierarchy.
2025 and 2028 Senior Notes

In December 2017, JHIF completed the sale of US$800.0 million aggregate principal amount of senior unsecured notes. The sale of the senior notes were issued at par with US$400.0 million due 15 January 2025 (the “2025 Notes”) and the remaining US$400.0 million due 15 January 2028 (the “2028 Notes”).
The proceeds from the offering were used for general corporate purposes, including funding the redemption of all US$400.0 million aggregate principal amount of its previously outstanding 5.875% senior unsecured notes due 2023 (the "2023 Notes"). In connection with this redemption, the Company recorded a loss on early debt extinguishment of US$26.1 million during the fiscal year ended 31 March 2018, which included US$19.5 million of call redemption premiums and US$6.6 million of unamortized financing costs associated with these notes. The Company also used part of the net proceeds from this offering to finance a portion of the Fermacell acquisition.
Debt issuance costs in connection with the 2025 and 2028 Notes are recorded as an offset to Long-Term Debt on the Company’s consolidated balance sheets.

Debt issuance costs in connection with the 2025 Notes have an unamortized balance of US$4.3 million and US$5.2 million at 31 March 2020 and 2019, respectively. The debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 7 years. Interest is payable semi-annually in arrears on 15 January and 15 July of each year at a rate of 4.75% with first payment made on 15 July 2018.

Debt issuance costs in connection with the 2028 Notes have an unamortized balance of US$4.9 million and US$5.6 million at 31 March 2020 and 2019, respectively. The debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 10 years. Interest is payable semi-annually in arrears on 15 January and 15 July of each year at a rate of 5.00% with first payment made on 15 July 2018.
The 2025 and 2028 Notes are guaranteed by JHIGL, JHBP and JHTL, each of which are wholly-owned subsidiaries of JHI plc.

The indenture governing the 2025 and 2028 Notes contains covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2020, the Company was in compliance with all of its requirements under the indenture related to the 2025 and 2028 Notes.

The Company’s 2025 and 2028 Notes have an estimated fair value of US$752.0 million at 31 March 2020, based on the trading price observed in the market at or near the balance sheet date and are categorized as Level 1 within the fair value hierarchy.

Off Balance Sheet Arrangements
As of 31 March 2020, the Company had a total borrowing base capacity under the Revolving Credit Facility of US$500.0 million with outstanding borrowings of US$130.0 million, and US$4.6 million of drawn letters of credit and bank guarantees. These letters of credit and bank guarantees relate to various operational matters including insurance, performance bonds and other items, leaving the Company with US$365.4 million of available borrowing capacity under the Revolving Credit Facility.
Global Exchange Market Listing
On 25 April 2018, the 2025 and 2028 Notes were admitted to listing on the Global Exchange Market (the “GEM”), which is operated by Euronext Dublin, and on 7 February 2019, the 2026 Notes were admitted to listing on the GEM.  Interest paid on the 2025, 2026 and 2028 Notes quoted on the GEM is not subject to Irish withholding tax.